RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation of Financial Statement Net Income Loss to Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Tax Return [Text Block]

NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(10,786,468)	$(3,047,627)	$(2,110,274)	$(5,628,567)

Accrued partnership management fee not deducted for income tax purposes	887,828	363,344	163,380	361,104

Other	688,432	34,553	27,003	626,876

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,182,633)	(295,101)	(395,534)	(491,998)

Impairment loss not recognized for tax purposes	6,999,722	1,950,396	1,461,206	3,588,120

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(866,662)	(551,081)	(211,727)	(103,854)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	406,270	216,810	85,322	104,138

Income (loss) for tax return purposes, December 31, 2011	$(3,853,511)	$(1,328,706)	$(980,624)	$(1,544,181)

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net income (loss) for financial reporting purposes	$(11,531,697)	$(3,261,520)	$(2,621,202)	$(5,648,975)

Accrued partnership management fee not deducted (deducted) for income tax purposes	937,828	388,344	238,380	311,104

Other	169,557	38,923	37,771	92,863

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,996,364)	(980,178)	(485,547)	(530,639)

Impairment loss not recognized for tax purposes	6,214,616	1,583,819	1,230,871	3,399,926

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(7,399,822)	(249,351)	(51,330)	(7,099,141)

Operating limited partnership impairment loss not recognized for tax purposes	6,728,437	-	-	6,728,437

Difference due to fiscal year for book purposes and calendar year for tax purposes	655,144	245,385	149,852	259,907

Income (loss) for tax return purposes, December 31, 2010	$(6,222,301)	$(2,234,578)	$(1,501,205)	$(2,486,518)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2011	$44,981,252	$10,663,501	$6,391,941	$27,925,810

Impairment loss in investment in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,746,941)	(800,432)	(263,057)	(7,683,452)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-	-

Other	19,830,311	4,866,116	3,064,405	11,899,790

Investments in operating limited partnerships - as reported	$36,431,445	$8,629,599	$6,625,699	$21,176,147

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2010	$48,380,727	$11,845,643	$7,348,812	$29,186,272

Impairment loss in investment in operating limited partnerships	(12,787,170)	(4,149,190)	(1,106,384)	(7,531,596)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(7,921,693)	(249,351)	(51,330)	(7,621,012)

Operating limited partnership impairment loss not recognized for tax purposes	6,728,437	-	-	6,728,437

Other	10,794,604	3,502,095	2,155,797	5,136,712

Investments in operating limited partnerships - as reported	$45,194,905	$10,949,197	$8,346,895	$25,898,813